Risk information - Liquidity investments - Remaining maturity (Details) - Liquidity risk	Dec. 31, 2023	Dec. 31, 2022
Within 1 year
Risk information
Percentage of liquidity investments	82.00%	90.00%
Later than one year and not later than three years
Risk information
Percentage of liquidity investments	18.00%	10.00%